UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse High Yield Bond Fund
Schedule of Investments
July 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (129.5%)
Aerospace & Defense (2.3%)
$425	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$410,125
475	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	458,375
325	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25)‡	(B-, B3)	04/01/15	8.500	325,813
625	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.44)‡	(B-, B3)	04/01/15	8.875	620,313
1,275	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88)‡	(B-, Caa1)	04/01/17	9.750	1,265,437
350	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	376,250
1,125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	1,029,375
225	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	221,625
475	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	467,875
					5,175,188
Agriculture (0.6%)
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	1,371,375
Auto Loans (6.1%)
1,175	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	1,124,332
2,125	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B, B1)	12/15/16	8.000	1,961,558
2,900	Ford Motor Credit Co., Global Notes	(B, B1)	10/01/13	7.000	2,612,819
1,375	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	1,366,225
325	Ford Motor Credit Co., Senior Notes	(B, B1)	08/10/11	9.875	329,374
2,625	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	05/15/09	5.625	2,503,365
2,475	General Motors Acceptance Corp., Global Notes	(BB+, Ba1)	12/01/14	6.750	2,227,547
1,475	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba1)	12/15/11	6.000	1,331,851
					13,457,071
Automobile Parts & Equipment (3.0%)
1,025	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B2)	12/01/11	9.000	1,050,625
450	Altra Industrial Motion, Inc., Rule 144A, Secured Notes‡	(CCC+, B2)	12/01/11	9.000	461,250
1,200	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+, Caa1)	04/01/13	10.750	1,176,000
1,298	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)	(B, Ba3)	07/01/15	9.000	1,336,940
75	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes‡#	(B, Ba3)	12/01/09	9.135	75,000
81	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31)‡	(B, Ba3)	12/01/11	8.625	82,823
500	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC+, Caa2)	11/01/13	9.750	377,500
1,200	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	1,218,000
950	Visteon Corp., Global Senior Notes	(CCC+, Caa2)	08/01/10	8.250	845,500
					6,623,638
Automotive (2.9%)
1,970	Ford Motor Co., Global Notes	(CCC+, Caa1)	07/16/31	7.450	1,526,750
2,790	General Motors Corp., Global Debentures	(B-, Caa1)	07/15/33	8.375	2,308,725
3,200	General Motors Corp., Global Senior Notes	(B-, Caa1)	07/15/13	7.125	2,728,000
					6,563,475
Beverages (0.4%)
850	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	803,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Brokerage (0.4%)
$775	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00)	(BB-, Ba2)	06/15/11	8.000	$794,375
Building & Construction (2.3%)
1,425	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa1)	10/01/15	9.500	1,189,875
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB, Ba3)	01/15/16	6.250	478,125
725	KB Home, Senior Subordinated Notes	(BB-, Ba2)	12/15/08	8.625	735,875
900	Standard Pacific Corp., Global Senior Notes	(BB, Ba3)	08/15/15	7.000	724,500
1,200	Technical Olympic USA, Inc., Global Senior Subordinated Notes	(CCC+, Caa2)	01/15/15	7.500	588,000
700	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(B-, Caa1)	03/15/15	6.625	542,500
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $105.38)	(B, B3)	04/01/13	10.750	855,000
					5,113,875
Building Materials (5.3%)
1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.63)+	(CCC, Caa2)	03/01/14	0.000	620,000
1,375	Building Materials Corp., Global Secured Notes (Callable 08/01/09 @ $103.88)	(BB-, B2)	08/01/14	7.750	1,230,625
1,550	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	1,619,750
500	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/08 @ $100.00)	(CCC, Caa2)	06/15/09	13.000	501,250
750	Dayton Superior Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $100.00)	(CCC+, B2)	09/15/08	10.750	761,250
625	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00)#	(B+, B1)	04/01/15	7.735	612,500
1,375	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)	(B-, B3)	12/15/12	7.875	1,381,875
1,100	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75)	(CCC+, B3)	02/01/14	9.500	1,149,500
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	326,625
750	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)+	(B-, B3)	09/01/12	0.000	648,750
1,100	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	951,500
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38)+	(CCC+, Caa1)	03/01/14	0.000	615,000
1,650	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, Caa1)	02/15/12	9.000	1,324,125
					11,742,750
Chemicals (4.5%)
325	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	301,437
750	CPG International I, Inc., Global Senior Notes (Callable 07/01/09 @ $105.25)	(B-, B3)	07/01/13	10.500	731,250
1,200	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	1,017,000
1,025	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	1,101,875
1,800	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/11 @ $104.13)	(B+, B1)	09/15/16	8.250	1,980,000
1,050	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75)‡	(CCC+, Caa2)	12/01/16	11.500	1,000,125
600	Momentive Performance, Rule 144A, Company Guaranteed Notes (Callable 12/01/10 @ $104.88)‡	(B-, B3)	12/01/14	9.750	579,000
1,275	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	1,115,625
542	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/08 @ $102.66)	(B+, B1)	05/15/10	10.625	570,455
450	PolyOne Corp., Senior Notes	(B+, B1)	05/01/12	8.875	452,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Chemicals
$1,150	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	$1,092,500
					9,941,517
Computer Hardware (0.3%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	744,563
Consumer Products (3.8%)
1,850	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+	(CCC+, B3)	10/01/12	0.000	1,600,250
1,000	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)	(CCC+, B3)	01/15/13	8.500	960,000
1,575	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	1,425,375
1,325	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	1,192,500
875	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	791,875
825	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.12)	(B-, Caa1)	06/01/11	9.375	847,687
940	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	940,000
750	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75)	(CCC-, Caa2)	04/01/11	9.500	645,000
					8,402,687
Diversified Capital Goods (2.5%)
925	ESCO Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00)‡#	(B, B2)	12/15/13	9.235	894,938
100	ESCO Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	98,500
700	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	679,000
750	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $105.88)	(CCC+, Caa1)	08/01/16	11.750	753,750
950	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	945,250
1,025	Titan International, Inc., Global Company Guaranteed Notes	(B, B3)	01/15/12	8.000	1,050,625
1,138	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(CCC+, B3)	06/15/12	9.875	1,138,000
					5,560,063
Electric - Generation (3.3%)
288	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)ø#	(D, NR)	04/01/10	11.070	80,654
1,825	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	1,706,375
625	Dynegy Holdings, Inc., Rule 144A, Senior Notes‡	(B-, B2)	06/01/15	7.500	556,250
1,225	Dynegy Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(B-, B2)	06/01/19	7.750	1,065,750
775	Edison Mission Energy, Rule 144A, Senior Notes‡	(BB-, B1)	05/15/17	7.000	703,312
300	Edison Mission Energy, Rule 144A, Senior Notes‡	(BB-, B1)	05/15/19	7.200	269,250
438	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Ba2)	01/02/16	8.560	452,651
25	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	24,188
675	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	653,062
900	Reliant Energy, Inc., Senior Notes	(B-, B3)	06/15/14	7.625	864,000
925	Reliant Energy, Inc., Senior Notes	(B-, B3)	06/15/17	7.875	883,375
					7,258,867
Electric - Integrated (0.4%)
275	CMS Energy Corp., Global Senior Notes	(BB+, Ba1)	08/01/10	7.750	285,155
500	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B, B1)	03/15/14	8.625	525,653
					810,808

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Electronics (3.4%)
$1,675	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B, B1)	05/15/13	7.750	$1,534,719
203	Ampex Corp., Secured Notes^	(NR, NR)	08/15/08	12.000	202,625
300	Freescale Semiconductor, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.44)‡	(B, B1)	12/15/14	8.875	275,250
2,775	Freescale Semiconductor, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.06)‡§	(B, B2)	12/15/16	10.125	2,455,875
602	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)	(B, B2)	02/15/12	10.250	632,100
1,225	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡	(B, Caa1)	01/15/16	11.250	1,157,625
1,200	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/08 @ $105.25)	(B-, Caa1)	01/15/11	10.500	1,206,000
					7,464,194
Energy - Exploration & Production (3.6%)
1,225	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	1,120,875
1,983	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba2)	01/15/16	6.875	1,898,722
1,050	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	950,250
200	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.58)	(B+, B1)	05/01/14	7.750	198,500
325	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	304,688
975	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	975,000
1,275	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	1,319,625
1,250	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	1,175,000
					7,942,660
Environmental (1.8%)
2,325	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)	(B+, B2)	04/15/14	7.375	2,202,938
1,800	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+, Caa1)	04/15/14	9.500	1,836,000
					4,038,938
Food & Drug Retailers (1.6%)
1,925	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)	(CC, Caa3)	08/01/11	9.750	1,828,750
250	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B, B3)	12/01/11	8.875	256,250
400	Rite Aid Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/11 @ $104.69)‡	(CCC+, Caa1)	12/15/15	9.375	358,000
75	Stater Brothers Holdings Inc., Rule 144A, Senior Notes (Callable 04/15/11 @ $103.88)‡	(B+, B2)	04/15/15	7.750	70,125
1,175	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(B+, B2)	06/15/12	8.125	1,139,750
					3,652,875
Food - Wholesale (1.2%)
825	Dole Food Co., Debentures#	(B-, Caa1)	07/15/13	8.750	738,375
950	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	954,750
1,075	Smithfield Foods, Inc., Senior Unsecured Notes	(BB, Ba3)	07/01/17	7.750	1,042,750
					2,735,875
Forestry & Paper (5.0%)
800	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	740,000
1,900	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	1,795,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Forestry & Paper
$250	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	$238,125
750	Georgia-Pacific Corp., Global Senior Notes	(B, B2)	01/15/24	8.000	688,125
300	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	277,500
1,225	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	1,231,125
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B-, B3)	03/15/14	9.750	628,125
750	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B, B2)	05/01/12	10.000	768,750
1,025	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	1,072,406
2,625	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(CCC+, B3)	07/01/12	8.375	2,460,937
175	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B2)	08/01/14	9.125	176,313
1,125	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ 105.69)‡	(CCC+, B3)	08/01/16	11.375	1,153,125
					11,230,031
Gaming (6.9%)
1,125	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	1,051,875
1,550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	1,534,500
300	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	291,000
625	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	542,187
900	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B-, B3)	06/01/12	8.125	812,250
750	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B-, B3)	11/15/10	12.000	798,750
1,825	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	1,843,250
675	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	685,125
900	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+, Caa1)	01/15/11	9.750	850,500
1,000	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	935,000
1,425	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	1,332,375
175	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	162,313
1,000	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B, Caa1)	06/01/15	8.500	847,500
800	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	812,000
281	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	288,025
2,100	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, B3)	12/15/14	9.625	1,774,500
775	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB+, B1)	12/01/14	6.625	722,687
					15,283,837
Gas Distribution (1.7%)
1,625	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	1,677,813
825	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	829,125
575	Williams Companies, Inc., Global Senior Unsecured Notes	(BB, Ba2)	03/15/12	8.125	598,000
650	Williams Partners LP, Global Company Guaranteed Notes	(BB+, Ba3)	02/01/17	7.250	633,750
					3,738,688
Health Services (8.3%)
850	Community Health Systems, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.44)‡	(B-, B3)	07/15/15	8.875	829,812
1,300	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	1,010,750
4,650	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	02/15/16	6.500	3,603,750
1,875	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63)‡	(BB-, B2)	11/15/16	9.250	1,865,625
1,050	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	871,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Health Services
$1,275	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	$1,294,125
1,025	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	989,125
800	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	840,000
200	Service Corporation International, Rule 144A, Senior Notes‡	(BB-, B1)	04/01/15	6.750	185,000
750	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(BB-, Ba3)	02/15/13	6.250	697,500
2,750	Tenet Healthcare Corp., Global Senior Notes	(CCC+, Caa1)	07/01/14	9.875	2,461,250
500	Tenet Healthcare Corp., Global Senior Notes#	(CCC+, Caa1)	02/01/15	9.250	430,000
500	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/09 @ $102.00)‡#	(B+, B3)	06/01/15	8.759	468,750
475	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/11 @ $104.25)‡	(B+, B3)	06/01/15	8.500	431,063
1,600	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	1,496,000
1,025	Varietal Distribution, Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13)‡	(CCC+, Caa1)	07/15/15	10.250	966,062
					18,440,312
Hotels (0.8%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes	(B-, B3)	04/01/08	10.500	502,500
350	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)	(BB, Ba1)	11/01/14	6.875	339,500
975	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	936,000
					1,778,000
Household & Leisure Products (1.2%)
500	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 01/15/08 @ $101.50)#	(CCC+, Caa1)	01/15/12	9.360	497,500
1,400	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)	(CCC-, Caa3)	07/15/12	10.000	1,211,000
525	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)	(B, B2)	06/15/14	8.250	519,750
400	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)	(CCC+, B2)	01/15/14	7.875	376,000
					2,604,250
Leisure (0.9%)
250	Bally Total Fitness Holding Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $102.63)	(D, NR)	07/15/11	10.500	262,500
950	Six Flags, Inc., Global Senior Notes (Callable 02/01/08 @ $101.48)	(CCC, Caa1)	02/01/10	8.875	843,125
175	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88)	(CCC, Caa1)	04/15/13	9.750	144,375
1,050	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)	(CCC, Caa1)	06/01/14	9.625	853,125
					2,103,125
Machinery (0.8%)
875	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	901,250
825	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/08 @ $104.62)	(BB+, Ba3)	08/01/11	9.250	867,075
					1,768,325
Media - Broadcast (4.3%)
1,000	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	980,000
850	Barrington Broadcasting, Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.25)‡	(CCC+, B3)	08/15/14	10.500	862,750
925	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(CCC, Caa1)	05/15/14	9.875	864,875
450	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	468,000
1,375	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.610	1,392,187
925	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	883,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Media - Broadcast
$750	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 09/01/09 @ $104.81)	(CCC, Caa2)	08/01/13	9.625	$720,000
1,625	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11@ $104.88)‡	(CCC+, B3)	03/15/15	9.750	1,486,875
600	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00)#	(CCC, Caa1)	05/01/13	9.856	570,000
1,525	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa1)	01/15/14	8.750	1,296,250
					9,524,312
Media - Cable (8.0%)
1,700	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	1,691,500
2,575	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $100.00)	(CCC, Caa3)	04/01/14	9.920	2,291,750
2,675	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa2)	10/01/15	11.000	2,688,375
2,225	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC, Caa1)	11/15/13	8.750	2,213,875
792	Charter Communications Holdings LLC, Senior Discount Notes#	(CCC, Caa3)	04/01/11	9.920	776,160
1,850	CSC Holdings, Inc., Global Senior Unsecured Notes	(B+, B2)	04/15/12	6.750	1,688,125
1,250	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(B+, B2)	04/01/11	7.625	1,203,125
725	DIRECTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	737,687
1,150	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	1,072,375
750	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/08 @ $102.04)+	(CCC+, B3)	02/15/11	12.250	778,125
104	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)	(B, B3)	10/01/09	9.750	104,000
1,925	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B, B3)	10/15/15	8.500	1,848,000
825	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)	(B, B3)	02/15/11	7.875	804,375
					17,897,472
Media - Services (0.2%)
750	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	551,250
Metals & Mining - Excluding Steel (3.1%)
225	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50)‡	(B-, B3)	12/15/14	9.000	211,500
1,100	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00)‡	(B-, Caa1)	12/15/16	10.000	990,000
1,600	Alpha Natural Resources LLC, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00)#	(B-, B3)	06/01/12	10.000	1,640,000
1,275	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	1,338,750
1,075	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	1,131,438
1,700	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)‡#	(CCC+, B3)	05/15/15	9.360	1,623,500
					6,935,188
Non-Food & Drug Retailers (6.0%)
1,589	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(CCC+, Caa1)	02/15/12	10.875	1,710,655
900	Asbury Automotive Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81)‡	(B, B3)	03/15/17	7.625	832,500
1,350	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B, Caa1)	10/15/12	12.000	1,329,750
1,365	Claire’s Stores, Inc., Rule 144A, Senior Notes (Callable 06/01/11 @ $104.81)‡	(CCC+, Caa1)	06/01/15	9.625	1,126,125
1,075	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, Caa1)	06/01/12	8.375	838,500
850	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB-, Ba3)	10/01/12	8.000	863,813
505	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡	(CCC, B2)	11/01/14	10.000	492,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Non-Food & Drug Retailers
$1,120	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)‡	(CCC, Caa1)	11/01/16	11.375	$1,086,400
500	Nebraska Book Company, Inc., Global Senior Subordinated Notes (Callable 03/15/08 @ $104.31)	(CCC, B3)	03/15/12	8.625	487,500
1,585	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B-, B3)	10/15/15	10.375	1,676,137
1,000	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(NR, NR)	08/01/09	11.875	52,500
600	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00)‡	(B-, B3)	12/15/13	12.000	645,000
863	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B2)	12/15/13	10.625	919,095
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(CCC+, B3)	02/15/15	8.500	92,500
1,225	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	1,096,375
					13,249,225
Office Equipment (0.1%)
300	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB, Ba3)	09/15/15	7.750	295,500
Oil Field Equipment & Services (0.4%)
825	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12 @ $103.75)‡	(BB, Ba2)	09/15/17	7.500	820,875
Packaging (4.3%)
1,425	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+, Caa2)	03/01/16	10.250	1,353,750
1,355	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B, B3)	09/15/14	8.875	1,307,575
1,625	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)	(CCC, Caa2)	12/01/12	11.000	1,338,594
650	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	643,500
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+, Caa1)	10/15/12	8.500	47,000
1,225	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	1,157,625
154	Owens-Brockway Glass Containers, Global Company Guaranteed Notes (Callable 02/15/08 @ $100.00)	(BB, Ba2)	02/15/09	8.875	156,695
1,000	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, NR)	05/15/13	8.250	1,010,000
1,200	Pliant Corp., Global Company Guaranteed Notes (Callable 06/01/08 @ $102.78)	(CCC, Caa1)	09/01/09	11.125	1,110,000
1	Pliant Corp., Global Secured Notes (Callable 12/15/07 @ $108.72)	(B, B2)	06/15/09	11.625	655
1,825	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(CCC-, Caa2)	02/15/14	8.500	1,487,375
					9,612,769
Printing & Publishing (5.7%)
1,225	American Media Operations, Inc., Series B, Global Company Guaranteed Notes	(CCC-, Caa2)	05/01/09	10.250	1,117,812
1,350	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa1)	07/15/12	9.250	1,370,250
700	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	633,500
1,150	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC-, Caa2)	08/15/11	11.750	1,201,750
850	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(BB, B2)	11/15/16	8.000	809,625
2,425	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	2,194,625
1,350	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	1,221,750
250	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	244,375
1,400	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	1,204,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Printing & Publishing
$975	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	$901,875
1,225	Valassis Communications, Inc., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13)‡	(B-, B3)	03/01/15	8.250	1,047,375
675	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/08 @ $102.72)	(CCC, Caa1)	06/15/09	10.875	637,875
					12,584,812
Restaurants (1.5%)
1,325	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)	(CCC, Caa1)	11/01/14	12.500	1,079,875
775	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(CCC+, B3)	10/01/12	10.000	790,500
1,000	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19)	(CCC+, Caa1)	06/15/12	8.375	1,061,250
425	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00)‡#	(CCC+, Caa1)	06/15/15	10.000	371,875
					3,303,500
Software/Services (1.2%)
2,775	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	2,788,875
Steel Producers/Products (1.9%)
1,325	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)	(B+, B2)	06/15/12	7.750	1,318,375
1,150	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	1,236,250
400	PNA Intermediate Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00)‡#	(B-, Caa1)	02/15/13	12.360	408,000
1,275	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B-, B3)	02/15/14	11.250	1,319,625
					4,282,250
Support-Services (7.3%)
1,250	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	1,243,750
450	ARAMARK Corp. Class B, Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25)‡	(B-, B3)	02/01/15	8.500	426,375
300	ARAMARK Corp., Rule 144A, Senior Notes (Callable 02/01/09 @ $102.00)#‡	(B-, B3)	02/01/15	8.856	280,500
400	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	404,000
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	150,000
1,075	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+, Caa1)	06/01/16	10.250	1,075,000
500	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	502,500
600	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(B, B2)	01/01/16	10.500	624,000
750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/08 @ $101.44)	(B, B3)	04/01/13	8.625	738,750
200	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	175,000
1,500	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)+	(CCC+, Caa1)	05/15/13	10.670	1,537,500
775	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡	(CCC, B3)	05/01/14	8.750	701,375
675	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡	(CCC, Caa1)	05/01/15	10.000	597,375
1,050	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	1,107,750
1,350	Neff Corp., Rule 144A, Senior Notes (Callable 06/01/11 @ $105.00)‡	(B-, Caa2)	06/01/15	10.000	1,248,750
1,125	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75)‡	(B-, Caa1)	12/01/14	9.500	1,102,500
1,875	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CCC+, Caa1)	09/01/16	11.875	1,903,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Support-Services
$1,375	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B, B3)	02/15/14	7.000	$1,405,937
900	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B2)	10/01/15	8.500	972,000
					16,196,187
Telecom - Fixed Line (1.6%)
650	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC+, B3)	11/01/14	9.250	624,000
2,225	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $102.00)‡#	(CCC+, B3)	02/15/15	9.150	2,113,750
775	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	796,313
					3,534,063
Telecom - Integrated/Services (3.2%)
1,050	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	1,002,750
700	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)	(CCC, Caa1)	05/01/15	12.500	738,500
850	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	850,000
475	PAETEC Holding Corp., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.75)‡	(CCC+, Caa1)	07/15/15	9.500	456,000
350	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+, Ba3)	02/15/11	7.250	341,250
2,275	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B, Ba3)	02/15/14	7.500	2,195,375
350	Windstream Corp., Global Company Guaranteed Notes	(BB-, Ba3)	08/01/13	8.125	355,687
125	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB-, Ba3)	03/15/19	7.000	113,125
1,000	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	1,017,500
					7,070,187
Telecom - Wireless (3.1%)
675	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	711,281
1,525	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC, Caa1)	11/01/14	9.375	1,511,656
1,400	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(B-, B1)	11/01/12	9.875	1,503,250
1,175	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa1)	11/01/14	9.250	1,157,375
225	Rural Cellular Corp., Global Senior Unsecured Notes (Callable 01/15/08 @ $101.63)	(CCC, B3)	02/01/10	9.875	234,563
850	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $102.00)‡#	(CCC, Caa2)	06/01/13	8.360	858,500
975	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC-, Caa2)	06/01/13	8.500	984,750
					6,961,375
Textiles & Apparel (1.0%)
1,025	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B, B2)	01/15/15	9.750	1,040,375
475	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B, B2)	12/15/12	12.250	508,250
950	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(CCC, Caa1)	12/01/12	10.000	812,250
					2,360,875
Theaters & Entertainment (1.0%)
1,225	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	1,123,938

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Theaters & Entertainment
$1,200	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(CCC+, B3)	03/15/14	0.000	$1,086,000
					2,209,938
Transportation - Excluding Air/Rail (0.3%)
651	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+, Caa1)	04/01/13	0.000	649,373
TOTAL U.S. CORPORATE BONDS (Cost $299,937,559)					287,972,638

FOREIGN CORPORATE BONDS (12.2%)
Building Materials (0.3%)
1,000	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CC, Caa3)	06/15/12	9.750	570,000
Chemicals (1.0%)
1,175	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡	(B, B2)	08/15/15	8.375	1,051,625
1,350	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	1,242,000
					2,293,625
Electronics (1.9%)
450	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(B, B2)	12/01/13	10.125	468,000
600	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(CCC+, Caa1)	12/01/15	11.875	660,000
425	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (Luxembourg)	(CCC+, Caa1)	12/15/14	8.000	259,250
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.63) (Cayman Islands)	(CCC, Caa1)	02/01/11	9.250	825,000
2,050	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)	(B, B3)	10/15/15	9.500	1,783,500
275	NXP BV/NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB, Ba3)	10/15/14	7.875	255,406
					4,251,156
Energy - Exploration & Production (0.2%)
550	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB+, B1)	12/15/14	8.250	552,750
Forestry & Paper (1.5%)
600	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B, B3)	06/15/11	7.750	531,000
1,050	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)	(B, B3)	04/01/15	8.375	861,000
850	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B, B3)	11/15/11	7.950	743,750
70	Smurfit Kappa Funding, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B, B2)	10/01/12	9.625	73,500
1,000	Smurfit Kappa Funding, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	960,000
380	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 09/28/07 @ 100.00) (Canada)	(CCC-, Ca)	06/30/09	8.625	191,900
					3,361,150
Health Services (0.3%)
645	FMC Finance III SA, Rule 144A, Senior Notes (Luxembourg)‡	(BB-, Ba3)	07/15/17	6.875	624,038
Leisure (0.5%)
1,175	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	1,110,375
Media - Cable (0.9%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	152,250
883	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium)‡+	(CCC+, B3)	06/15/14	0.000	852,095

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Media - Cable
$675	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	$942,454
					1,946,799
Metals & Mining - Excluding Steel (0.0%)
1,021	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada)ø^	(NR, NR)	02/01/08	10.750	0
Pharmaceuticals (0.3%)
775	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	767,250
Printing & Publishing (0.3%)
800	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B+, B2)	01/15/15	9.750	772,000
Support-Services (0.8%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	995,000
525	Carlson Wagonlit BV, Rule 144A, Senior Notes (Callable 11/01/07 @ $104.00) (Netherlands)‡#	(B-, B2)	05/01/15	9.763	741,104
					1,736,104
Telecom - Integrated/Services (3.1%)
1,300	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,365,000
550	Hellas II, Rule 144A, Subordinated Notes (Callable 01/15/08 @ $102.00) (Luxembourg)‡#	(CCC+, Caa1)	01/15/15	11.110	547,250
1,300	Intelsat Bermuda, Ltd., Global Company Guaranteed (Callable 01/15/08 @ $102.00) (Bermuda)#	(B, Caa1)	01/15/15	8.886	1,313,000
850	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)	(B-, Caa1)	11/01/13	6.500	630,062
2,200	Intelsat, Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B-, Caa1)	06/15/16	11.250	2,310,000
650	Nordic Telephone Co. Holdings, Rule 144A, Senior Notes (Callable 05/01/11 @ $104.44) (Denmark)‡	(B, B2)	05/01/16	8.875	646,750
					6,812,062
Telecommunication Equipment (0.2%)
425	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.610	432,438
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	105,230
Transportation - Excluding Air/Rail (0.8%)
1,725	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	1,763,812
TOTAL FOREIGN CORPORATE BONDS (Cost $29,017,254)					27,098,789

Number of Shares

COMMON STOCKS (1.2%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust^	0
Chemicals (0.1%)
4,893	Huntsman Corp.*	124,576
Electric - Integrated (0.4%)
23,775	Mirant Corp.*	899,408
Steel Producers/Products (0.1%)
8,414	WCI Steel Acquisition, Inc.*	298,697
Telecom - Wireless (0.6%)
99,764	Dobson Communications Corp. Class A*	1,242,062
TOTAL COMMON STOCKS (Cost $1,413,436)		2,564,743

WARRANTS (0.0%)
Electronics (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10^	2,043
Telecom - Fixed Line (0.0%)
6,750	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*^‡	$0
3,000	Versatel Telecom International NV, strike price $2.81, expires 05/15/08	56
		56
TOTAL WARRANTS (Cost $3,772,613)		2,099

Par (000)

REPURCHASE AGREEMENTS (2.7%)
$3,228	Bear Stearns & Co., 5.12%, Dated 07/31/07, due 08/01/07, proceeds at maturity $3,228,536 (fully collateralized by U.S. Treasury Bonds, due 01/15/25, Market Value of collateral is $3,323,183)§§	3,228,077
2,765	Bear Stearns & Co., 5.38%, Dated 07/31/07, due 08/01/07, proceeds at maturity $2,764,945 (fully collateralized by U.S. Treasury Bonds, due 01/15/25, Market Value of collateral is $2,842,196)§§	2,764,532

TOTAL REPURCHASE AGREEMENTS (Cost $5,992,609)		5,992,609

TOTAL INVESTMENTS AT VALUE (145.6%) (Cost $340,133,471)		323,630,878

LIABILITIES IN EXCESS OF OTHER ASSETS (-45.6%)		(101,392,437)

NET ASSETS (100.0%)		$222,238,441

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Purchased	Contract Amount	Contract Value	Unrealized Gain

Euro	9/28/07	€1,370,000	$1,850,486	$1,882,024	$31,538
British Pound	9/28/07	£530,000	1,058,028	1,078,274	20,246
			$2,908,514	$2,960,298	$51,784

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $69,471,420 or 31.3% of net assets.

+	Step Bond — The interest rate stated is as of July 31, 2007 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate shown is the rate as of July 31, 2007.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. At July 31, 2007, the Fund held 0.09% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $602,888 and fair value of $202,626. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost - At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $340,133,471, $4,734,315, $(21,236,908) and $(16,502,593), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007